INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS - Dispositions by series (Details)	12 Months Ended
	Mar. 31, 2024 USD ($) item	Mar. 31, 2023 USD ($) item
INVESTMENTS IN OPERATING PARTNERSHIPS
Operating partnership interest transferred | item	1	6
Sale of underlying operating partnership | item	2	3
Fund proceeds from disposition	$ 1,022,083	$ 3,596,277
Gain on Disposition	$ 1,022,868	$ 3,596,277
Series 29
INVESTMENTS IN OPERATING PARTNERSHIPS
Sale of underlying operating partnership | item	1
Fund proceeds from disposition	$ 429,843
Gain on Disposition	$ 430,628
Series 44
INVESTMENTS IN OPERATING PARTNERSHIPS
Operating partnership interest transferred | item		0
Sale of underlying operating partnership | item		1
Fund proceeds from disposition		$ 1,746,178
Gain on Disposition		$ 1,746,178
Series 45
INVESTMENTS IN OPERATING PARTNERSHIPS
Operating partnership interest transferred | item		2
Sale of underlying operating partnership | item		2
Fund proceeds from disposition		$ 1,411,858
Gain on Disposition		$ 1,411,858
Series 46
INVESTMENTS IN OPERATING PARTNERSHIPS
Operating partnership interest transferred | item	1	4
Sale of underlying operating partnership | item	1	0
Fund proceeds from disposition	$ 592,240	$ 438,241
Gain on Disposition	$ 592,240	$ 438,241